Taxation	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxation
11.
Taxation

a) Value added tax (“VAT”)

For sales of pre-owned consumer electronic products, the Group is subject to the VAT levy rate of 3% under the simplified method and is exempted by 1% in comply with relevant PRC VAT regulations of CaiShui [2009] No.9 and CaiShui [2014] No.57. The Group is subject to statutory VAT rate of 13% for sales of other products in the PRC. The Group is subject to VAT at the rate of 6% for service revenues.

b) Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Commencing from the year of assessment 2018/2019, the first Hong Kong dollars (“HKD”) 2 million of profits earned by its subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Under the Hong Kong tax laws, the Company is exempted from the Hong Kong income tax on its foreign-derived income. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Mainland China

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the statutory enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. All of the Group’s PRC subsidiaries, consolidated former VIE and former VIE’s subsidiaries are subject to the statutory income tax rate of 25% except for Shanghai Yueyee which obtained qualification as High and New Technologies Enterprises, or HNTE in 2021 and was entitled to a preferential EIT rate of 15% from 2021 to 2023 if certain conditions are met. So far, Shanghai Yueyee is in accumulated loss status and has not enjoyed any income tax benefits from the HNTE status.

Loss by tax jurisdictions

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss from Mainland China operations	882,229	2,616,828	109,968
Loss (income) from non-Mainland China operations	71,618	(43,579)	38,438
Total loss before tax and share of loss of equity method investments	953,847	2,573,249	148,406

The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax income is as follows:

11.
Taxation—(Continued)

b) Income tax—(Continued)

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	—	43	1,124
Deferred tax benefits	(143,863)	(111,826)	(43,654)
Total income tax benefits	(143,863)	(111,783)	(42,530)

The Group did not incur any current income tax expenses for the years ended December 31, 2021. The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(11.86%)	(20.25%)	(20.63%)
Super deduction on technology and content expenses	2.83%	0.68%	2.85%
Effect of preferential tax rate for high-tech enterprises	6.25%	(1.84%)	(19.55%)
Effect of different tax rates of a subsidiary operating in other jurisdictions	(1.85%)	2.01%	(7.33%)
Effect of enacted tax rate change of deferred tax liabilities	—	—	—
Effect of expired tax loss	(0.54%)	—	(0.01%)
Change in valuation allowance	(4.62%)	(0.97%)	71.18%
True up	(0.13%)	(0.29%)	(22.85%)
Total	15.08%	4.34%	28.66%

If the preferential tax rate granted to an entity of the Group were not available, the Group’s income tax benefits would have decreased by RMB59,594, increased by RMB47,273 and increased by RMB29,016 for the years ended December 31, 2021, 2022 and 2023, respectively. The basic and diluted net loss per share attributable to the Company would increase by RMB0.62, decreased by RMB0.29 and decreased by RMB0.18 for the years ended December 31, 2021 2022, and 2023, respectively. Shanghai Yueyee obtained HNTE in 2021 and it is subject to reduced income tax rate of 15% till 2023, bring an effect of preferential tax rate of income tax benefit amounted to RMB93,250 for the year ended December 31, 2021.

11.
Taxation—(Continued)

b) Income tax—(Continued)

Deferred tax assets and deferred tax liabilities:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Deferred tax assets
Tax loss carried forward	278,980	276,958	134,981
Deductible temporary differences	59,598	83,132	111,726
Allowance for credit losses	375	250	4,111
Write-down of inventory	649	689	11,437
Unrealized fair value losses for certain investments	438	3,808	—
Impairment loss of long-term investments	4,125	3,047	—
Total deferred tax assets	344,165	367,884	262,255
Less: valuation allowance	(344,165)	(367,884)	(262,255)
Net deferred tax assets	—	—	—
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	223,138	111,312	67,658
Total deferred tax liabilities	223,138	111,312	67,658

The movement of deferred tax valuation allowance is as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	316,360	344,165	367,884
Additions (reductions), net of foreign exchange impacts	27,805	23,719	(105,629)
Balance at end of the year	344,165	367,884	262,255

As of December 31, 2021, 2022 and 2023, the Group had net operating loss carry forwards of approximately RMB1,199,251, RMB1,140,585 and RMB627,437, respectively, which arose from the subsidiaries, former VIE and former VIE’s subsidiaries established in the PRC, Hong Kong. The loss carry forwards will expire until receive of notice from local tax authorities. The Group has provided a full valuation allowance for the deferred tax assets as of December 31, 2021, 2022 and 2023, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.

The deferred tax component of income tax benefits is related to the amortization and impairment of deferred tax liabilities resulting from the business and assets acquisitions.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. The Company’s subsidiaries, former VIE and former VIE's subsidiaries located in the PRC and Hong Kong were in accumulated deficit as of December 31, 2021, 2022 and 2023. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2021, 2022 and 2023.